Earnings Per Share - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Parenthetical) (Detail) - American Depository Shares [member]	12 Months Ended
Jun. 30, 2021
Earnings per share [line items]
Description of American depository shares	1 American Depository Shares (ADS) listed on NASDAQ equals 10 ordinary shares listed on ASX thus the number of warrants on issue have been grossed up and their exercise prices have been adjusted accordingly in the above table to be comparable.
US Warrants [member]
Earnings per share [line items]
Description of American depository shares	1 American Depository Shares (ADS) listed on NASDAQ equals 10 ordinary shares listed on ASX thus the number of warrants on issue have been grossed up.